2. Investment Securities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Book value of available for sale securities, pledged as collateral for repurchase agreements	$ 23,566,180	$ 32,958,173
Fair value of available for sale securities, pledged as collateral for repurchase agreements	23,496,927	32,946,894
Proceeds from sales of securities	7,019,450	10,677,626
Gains from sales of securities	22,802	39,144
Loss from sales of securities	5,300	11,306
Investment in FHLBB stock	$ 1,853,500	$ 2,744,300